Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts receivable, net
Accounts receivable		¥ 369,310	¥ 444,270
Less: allowance for doubtful accounts		(23,785)	(71)	¥ (785)
Accounts receivable, net	$ 49,632	¥ 345,525	¥ 444,199